Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas
Rendering of services	€ 11,829	€ 10,391
Sales of goods	276	324
Total Revenues from contracts with external customers	12,105	10,715
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,661	1,530
-Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	92	62
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	3
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,418	3,522
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,033	1,687
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	5,123	4,805
-United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,974	4,536
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	746	638
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	157	220
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	11,829	10,041
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	276	674
Pharmaceutical
Disclosure of geographical areas
Rendering of services	4,274	3,806
Sales of goods	276	324
Total Revenues from contracts with external customers	4,550	4,130
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	44	2
Pharmaceutical | -Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	19
Pharmaceutical | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	0
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	3
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,503	4,128
Pharmaceutical | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,503	4,128
Pharmaceutical | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	0
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,274	3,456
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	276	674
Diagnostics
Disclosure of geographical areas
Rendering of services	7,555	6,585
Total Revenues from contracts with external customers	7,555	6,585
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,617	1,528
Diagnostics | -Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	73	62
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,415	3,522
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,033	1,687
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	620	677
Diagnostics | -United States
Disclosure of geographical areas
Total Revenues from contracts with external customers	471	408
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	746	638
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	157	220
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 7,555	€ 6,585